Total operating costs - Auditor Remuneration (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
Audit of parent company and consolidated financial statements	€ 3,136	€ 4,751	€ 3,149
Audit of the Company’s subsidiaries	6,248	5,493	3,046
Total audit	9,384	10,244	6,195
Audit related assurance services	1,002	1,234	909
Other assurance services	213	313	279
Total audit and audit-related assurance services	10,599	11,791	7,383
All other services	47	35	30
Total non-audit or non-audit-related assurance services	47	35	30
Total audit and all other fees	€ 10,646	€ 11,826	€ 7,413